ACCOUNTS RECEIVABLE - Allowance For Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Balance at the beginning of year	$ 47,162	$ 49,094	$ 48,089
Additions	178	4,318	3,407
Deconsolidation of a subsidiary		(2,733)
Written off	(4,399)	(1,959)	(3,527)
Translation adjustment	(1,323)	(1,558)	1,125
Balance at the end of year	$ 41,618	$ 47,162	$ 49,094